DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA International Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Global Core Plus Real Return Portfolio

Dimensional Investment Group Inc.
DFA Two-Year Fixed Income Portfolio	DFA Two-Year Government Portfolio

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
Effective October 14, 2026, the currently effective Prospectus of the Institutional Class shares of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc., is updated as described below. Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Prospectus.

I.
The following is added to the cover page of the Prospectus:

As of October 14, 2026, the DFA Intermediate Government Fixed Income Portfolio began offering ETF Class shares. The Fund has also registered ETF Class Shares for the DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio, but they are not offered for sale at this time.

II.
The following replaces the legend on the cover page of the Prospectus:

This Prospectus describes the Institutional Class shares of each Portfolio which are for long-term investors and do not charge sales commissions or loads. The Institutional Class shares of each Portfolio are generally available only to institutional investors and clients of registered investment advisors.

In addition to the Institutional Class shares, which are mutual fund shares, certain Portfolios also offer ETF Class shares in a separate prospectus. ETF Class shares are listed on a national securities exchange and, unlike mutual fund shares, are not individually redeemable.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

III.
The following replaces the first paragraph under the “Additional Information on Investment Objectives and Policies” section of the Prospectus:

The two investment companies described in this Prospectus offer a variety of investment portfolios. Each Portfolio has its own investment objective and policies, and is the equivalent of a separate investment company. The Two-Year Portfolio and the Two-Year Government Portfolio are offered by Dimensional Investment Group Inc. The other Portfolios contained in this Prospectus are offered by DFA Investment Dimensions Group Inc. DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. are collectively referred to herein as the “Fund.” The Portfolios, except the One-Year Portfolio, described in this Prospectus are designed for long-term investors. Each Portfolio's Institutional Class shares are described in this Prospectus and are a conventional mutual fund share class.

In addition to the Institutional Class shares, the Five-Year Global Portfolio, Intermediate Government Portfolio, and Short-Duration Real Return Portfolio (each a “Multi-Class ETF Fund” and collectively, the “Multi-Class ETF Funds”) also offer ETF Class shares in a separate prospectus. ETF Class shares are listed on a national securities exchange and, unlike mutual fund shares, are not individually redeemable.

IV.
The following is added under the “Other Information” section of the Prospectus:

MULTI-CLASS ETF FUND STRUCTURE
The Advisor and the Fund, on behalf of the Multi-Class ETF Funds, have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits each Multi-Class ETF Fund to offer mutual fund share classes and an exchange-traded share class that operates as an ETF. Under this structure, the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at a Multi-Class ETF Fund’s net asset value next determined after receipt of the order.

Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see “Dividends, Capital Gains Distributions and Taxes—Dividends and Distributions” and “Conversions” in this Prospectus and “Shareholder Rights” and “Redemption and Transfer of Shares—Conversions” in the SAI. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes.  For example, shareholders of the ETF Class of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of the Institutional Class, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the Institutional Class shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund also is required to comply with certain requirements of Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”), in order to permit ETF operations, which are requirements that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that the Advisor and the Board focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent directors, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Advisor shall prepare written reports to assist the Board’s findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the Fund as a whole due to the structure, the appropriateness of the Fund’s investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

V.
The following is added before the “Exchange of Shares” section of the Prospectus:

CONVERSIONS

A shareholder holding Institutional Class shares of a Multi-Class ETF Fund may convert those shares to ETF Class shares issued by the same Multi-Class ETF Fund to the extent supported by the shareholder’s financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to Institutional Class shares of the Multi-Class ETF Fund or exchanged for ETF Class shares of another Multi-Class ETF Fund.

In contrast to the Institutional Class shares, however, ETF Class shares must be held in a brokerage account. Accordingly, shareholders that hold Institutional Class shares in an account directly with a Multi-Class ETF Fund through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class shares prior to a conversion. Shareholders that hold Institutional Class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class shares and should check with their plan sponsor or recordkeeper regarding eligibility.

A conversion from Institutional Class shares to ETF Class shares of a Multi-Class ETF Fund will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class shares of a Multi-Class ETF Fund and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert a small portion of their Institutional Class shares into ETF Class shares.

For example, if a shareholder’s Institutional Class shares were equal to 15.25 ETF Class shares based on the relative NAVs of the classes, DTC’s system would only account for the transfer of 15 whole ETF Class shares.  If a shareholder’s financial intermediary does not accommodate the ownership of fractional shares of ETFs (e.g., while DTC’s systems do not allow for the distribution and transfer of fractional shares of ETFs, a financial intermediary may acquire whole shares of an ETF and allocate fractional shares of such ETF to its clients that are recorded on the intermediary’s books), a shareholder would be required to redeem the portion of their Institutional Class shares investment equal to 0.25 fractional ETF Class shares. Albeit small, such redemption would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of Institutional Class shares of a Multi-Class ETF Fund into ETF Class shares.

Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses.  The Multi-Class ETF Funds do not impose a transaction fee on conversions but reserve the right to change such policy or to limit, temporarily suspend, or terminate the conversion privilege in the future.

Investors owning Institutional Class shares in an account directly with a Multi-Class ETF Fund through its transfer agent should first contact the Multi-Class ETF Fund’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed conversion and then send a letter of instruction to the transfer agent by an approved method. Shareholders that invest in a Multi-Class ETF Fund through a financial intermediary should contact their financial intermediary for information regarding conversions. The length of the conversion process will depend on a shareholder’s financial intermediary, but may take several days from the date of the request. Shareholders will remain fully invested in their Institutional Class shares until the conversion process is complete.

A blackout period for conversions into ETF Class shares may be imposed by a Multi-Class ETF Fund around the dates the Multi-Class ETF Fund declares dividends. This may be necessary to accommodate the operational requirements of certain financial intermediaries.

VI.
The following replaces the paragraph under the “Disclosure of Portfolio Holdings” section of the Prospectus:

Each Portfolio and Underlying Fund generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio or Underlying Fund, as of the most recent month-end, online at the Advisor’s public website, https://www.dimensional.com, within 20 days after the end of each month. Each

Portfolio and Underlying Fund also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, 30 days following the month-end, bi-monthly, or more frequently and at different periods when authorized in accordance with the Portfolios’ or Underlying Funds' policies and procedures. To the extent a Portfolio offers ETF Class shares, instead of the policy described above, the Portfolio will disclose its portfolio holdings daily at https://www.dimensional.com/us-en/funds.  Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolios and Underlying Funds.

The date of this Supplement is October 14, 2026

DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA International Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Global Core Plus Real Return Portfolio

Dimensional Investment Group Inc.
DFA Two-Year Fixed Income Portfolio	DFA Two-Year Government Portfolio

SUPPLEMENT TO THE CURRENTLY EFFECTIVE
STATEMENT OF ADDITIONAL INFORMATION
Effective October 14, 2026, the currently effective Statement of Additional Information (“SAI”) of the Institutional Class shares of the portfolios listed above, each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc., is updated as described below. Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the SAI.

I.
The following is added to the cover page of the SAI:

As of October 14, 2026, the DFA Intermediate Government Fixed Income Portfolio offers Institutional and ETF Class shares. The Fund has also registered ETF Class Shares for the DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio, but they are not offered for sale at this time.

II.
The following replaces the first and second paragraphs under the “PORTFOLIO CHARACTERISTICS, POLICIES AND INVESTMENT PROCESS” section of the SAI:
The following information supplements the information set forth in the Prospectus of the Portfolios. Unless otherwise indicated, the following information applies to all of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.
Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to each of the Portfolios.  The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  This SAI describes the Institutional Class shares of the Portfolios.  The Institutional Class shares of the Portfolios generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by the Advisor.
The DFA Intermediate Government Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio (each a “Multi-Class ETF Fund” and collectively, the “Multi-Class ETF Funds”) offer two classes of shares: Institutional Class shares and ETF Class shares.  The ETF Class shares of the Multi-Class ETF Funds, which are listed for trading on a national securities exchange during the trading day, are offered in a separate SAI.
III.
The following replaces the first paragraph under the “shareholder rights” section of the SAI:
The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares.  Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has generally identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter. In addition, in contrast to the Institutional Class shares, the ETF Class shares of a Multi-Class ETF Fund are exchange traded, not individually redeemable, and do not have conversion rights. Further, due to the structural and operational differences of mutual funds and ETFs, the declaration and payment dates of dividends, and the ability to automatically reinvest such dividends, differ between Institutional and ETF Class shares, as described in the Prospectus.
IV.
The following is added to the “REDEMPTION AND TRANSFER OF SHARES” section of the SAI:
Conversions
A shareholder holding Institutional Class shares of a Multi-Class ETF Fund may convert those shares to ETF Class shares issued by the same Multi-Class ETF Fund to the extent supported by the shareholder's financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to Institutional Class shares of the Multi-Class ETF Fund or exchanged for ETF Class shares of another Multi-Class ETF Fund.
In contrast to the Institutional Class shares, however, ETF Class shares must be held in a brokerage account.  Accordingly, shareholders that hold Institutional Class shares in an account directly with a Multi-Class ETF Fund through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class shares prior to a conversion.  Shareholders that hold Institutional Class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class shares and should check with their plan sponsor or recordkeeper regarding eligibility.
A conversion from Institutional Class shares to ETF Class shares of a Multi-Class ETF Fund will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class shares of a Multi-Class ETF Fund and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert a small portion of their Institutional Class shares into ETF Class shares.
For example, if a shareholder’s Institutional Class shares were equal to 15.25 ETF Class shares based on the relative NAVs of the classes, DTC’s system would only account for the transfer of 15 whole ETF Class shares.  If a shareholder’s financial intermediary does not accommodate the ownership of fractional shares of ETFs (e.g., while DTC’s systems do not allow for the distribution and transfer of fractional shares of ETFs, a financial intermediary may acquire whole shares of an ETF and allocate fractional shares of such ETF to its clients that are recorded on the intermediary’s books), a shareholder would be required to redeem the portion of their Institutional Class shares investment equal to 0.25 fractional ETF Class shares. Albeit small, such redemption would be a taxable event.  Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of Institutional Class shares of a Multi-Class ETF Fund into ETF Class shares.
Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses.  The Multi-Class ETF Funds do not impose a transaction fee on conversions but reserve the right to change such policy or to limit, temporarily suspend, or terminate the conversion privilege in the future.
Investors owning Institutional Class shares in an account directly with a Multi-Class ETF Fund through its transfer agent should first contact the Multi-Class ETF Fund’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed conversion and then send a letter of instruction to the transfer agent by an approved method. Shareholders that invest in a Multi-Class ETF Fund through a financial intermediary should contact their financial intermediary for information regarding conversions.  The length of the conversion process will depend on a shareholder’s financial intermediary, but may take several days from the date of the request.  Shareholders will remain fully invested in their Institutional Class shares until the conversion process is complete.

A blackout period for conversions into ETF Class shares may be imposed by a Multi-Class ETF Fund around the dates the Multi-Class ETF Fund declares dividends. This may be necessary to accommodate the operational requirements of certain financial intermediaries.

The date of this Supplement is October 14, 2026